Scheduled Maturities of Time Deposits (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments Classified by Contractual Maturity Date [Line Items]
2013	$ 66,105,894
2014	24,582,551
2015	16,626,587
2016	7,140,684
2017	8,408,946
Time deposits	$ 122,864,662	$ 131,316,770